Mezzanine Equity (Details) - Schedule of preferred units - Manscaped Holdings, LLC [Member] $ / shares in Units, $ in Thousands	Dec. 31, 2008 USD ($) $ / shares shares
Conversion of Stock [Line Items]
Units Authorized	9,810,330
Units Issued and Outstanding	9,810,330
Carrying Amount (in Dollars) | $	$ 40,937
Series A-1 Preferred Units [Member]
Conversion of Stock [Line Items]
Units Authorized	3,673,228
Units Issued and Outstanding	3,673,228
Issuance Price Per Unit (in Dollars per share) | $ / shares	$ 0.58
Carrying Amount (in Dollars) | $	$ 2,131
Series A-2 Preferred Units [Member]
Conversion of Stock [Line Items]
Units Authorized	1,973,106
Units Issued and Outstanding	1,973,106
Issuance Price Per Unit (in Dollars per share) | $ / shares	$ 1.54
Carrying Amount (in Dollars) | $	$ 3,039
Series A-3 Preferred Units [Member]
Conversion of Stock [Line Items]
Units Authorized	3,271,139
Units Issued and Outstanding	3,271,139
Issuance Price Per Unit (in Dollars per share) | $ / shares	$ 7.9
Carrying Amount (in Dollars) | $	$ 25,767
Series A-4 Preferred Units [Member]
Conversion of Stock [Line Items]
Units Authorized	892,857
Units Issued and Outstanding	892,857
Issuance Price Per Unit (in Dollars per share) | $ / shares	$ 11.2
Carrying Amount (in Dollars) | $	$ 10,000